TRANSAMERICA FUNDS

Transamerica Global Real Estate
Securities

Supplement to the Currently Effective
Class I2 Prospectus, Summary Prospectus
and Statement of Additional Information


Effective on or about November 1, 2018,
Transamerica Asset Management, Inc.
("TAM") will terminate its investment
sub-advisory
agreement with CBRE Clarion Securities
LLC ("Clarion") with respect to
Transamerica Global Real Estate
Securities (the "fund") and
will enter into a new investment sub-
advisory agreement with BlackRock
Investment Management, LLC ("BlackRock
Investment
Management") with respect to the fund.
BlackRock International Limited
("BlackRock International") and
BlackRock(Singapore)
Limited ("BlackRock Singapore") will
serve as sub-sub-advisers to the fund
under BlackRock Investment Management.
An information
statement will be made available to
fund shareholders which will provide
certain information about the BlackRock
Sub-Advisers and
the terms of the new sub-advisory
agreement with BlackRock Investment
Management.

In connection with the change in sub-
adviser: (i) the fund's principal
investment objective, principal
investment strategies and principal
risks will change; (ii) the fund will
have lower management fee and sub-
advisory fee schedules; and (iii) the
fund will have a new
primary benchmark. These changes are
described below.

TAM will continue to serve as the
fund's investment manager.



Effective on or about November 1, 2018,
the following information will
supplement and supersede any contrary
information contained
in the Prospectus, Summary Prospectus
and Statement of Additional Information
concerning the fund:

INVESTMENT OBJECTIVE:

The fund's investment objective will be
as follows:

Seeks to maximize total return.

OPERATING EXPENSES:

The "Annual Fund Operating Expenses"
table included in the "Fees and
Expenses" section of the Prospectus and
Summary
Prospectus will be deleted in its
entirety and replaced with the
following:

Annual Fund Operating Expenses
(expenses that you pay each year as a
percentage
of the value of your investment)

Class I2

Management fees1 0.77%

Distribution and service (12b-1) fees
None

Other expenses 0.77%

Total annual fund operating expenses2
1.54%

1

Management fees have been restated to
reflect a reduction in management fees
effective November 1, 2018.

2

Total annual fund operating expenses do
not correlate to the ratio of expenses
to average net assets in the
financial highlights table, which do
not reflect the reduction in management
fees effective November 1, 2018.

The "Example" table included in the
Prospectus and Summary Prospectus will
bedeleted in its entirety and replaced
with the
following:

1 year 3 years 5 years 10 years

$157 $486 $839 $1,835


PRINCIPAL INVESTMENT STRATEGIES:

The "Principal Investment Strategies"
section included in the Prospectus and
Summary Prospectusis deleted inits
entirety and
replaced with the following:

Under normal conditions, the fund's
sub-adviser, BlackRock Investment
Management, LLC, and the fund's sub-
sub-advisers,
BlackRock International Limited and
BlackRock Singapore Limited
(collectively, the "sub-adviser"), will
invest at least 80% of
the fund's net assets (plus the amount
of borrowings, if any, for investment
purposes) in equity securities of
issuers that are
principally engaged in the real estate
industry. The sub-adviser considers
issuers principally engaged in the real
estate industry to

be companies that derive their
intrinsic value from the ownership,
operation, development, construction,
financing, management

or sale of commercial, industrial or
residential real estate and similar
activities. These companies may include
real estate

investment trusts ("REITs"), real
estate operating companies whose
businesses and services are related to
the real estate industry

and real estate holding companies.
Under normal market conditions, the
fund invests at least 40% of its net
assets (or, if conditions

are not favorable, at least 30% of its
net assets) in non-U.S. issuers
directly or through depositary
receipts. The fund's portfolio

normally will be composed of
investments in issuers that are
economically tied to at least three
different countries, including the

United States. The fund may invest in
emerging markets. The fund primarily
buys common stock but also can invest
in preferred

stock and convertible securities.

The sub-adviser may engagein frequent
and active tradingof fundinvestments to
achieve the fund's investment
objective. The
fund does not directly invest in real
estate.

The sub-adviser may, when consistent
with the fund's investment objective,
use futures, options, contracts for
difference, forward

contracts and/or swaps, including
interest rate swaps and credit default
swaps (collectively, commonlyknown as
derivatives),for

purposes of managing risk or to enhance
total return. The fund may use foreign
exchange swaps, spots and forward
contracts to

maintain the currency exposure against
the benchmark. The fund may also use
derivatives for leverage.

The fund concentrates its investments
in securities of issuers in the real
estate industry.

This fund is non-diversified.

PRINCIPAL RISKS:

The fund will no longer be subject to
the following principal risks: Fixed
Income Securities; and Prepayment or
Call. These risks will
be removed from the "Principal Risks"
section of the Prospectus and Summary
Prospectus. In addition, the following
principal risks
will be added to the "Principal Risks"
section of the Prospectus and Summary
Prospectus as principal risks of
investing in the fund:

Currency Hedging - The portfolio may
hedge its currency risk using currency
futures, forwards or options. However,
hedging

strategies and/or these instruments may
not always work as intended, and a
portfolio may be worse off than if it
had not used a

hedging strategy or instrument.

Derivatives - Using derivatives exposes
the fund to additional risks and can
increase fund losses and reduce
opportunities for
gains when market prices, interest
rates, currencies, or the derivatives
themselves, behave in a way not
anticipated by the fund.
Using derivatives may have a leveraging
effect, increase fund volatility and
not produce the result intended.
Certain derivatives
have the potential for unlimited loss,
regardless of the size of the initial
investment. Derivatives may bedifficult
to sell, unwind or
value, and the counterparty may default
on its obligations tothe fund.
Derivatives are generally subject to
the risks applicable to
the assets, rates, indices or other
indicators underlying the derivative.
The value of a derivative may fluctuate
more than, or
otherwise not correlate well with, the
underlying assets, rates, indices or
other indicators to which it relates.
Use of derivatives
may have different tax consequences for
the fund than an investment in the
underlying security, and those
differences may affect
the amount, timing and character of
income distributed to shareholders. The
U.S. government and foreign governments
are in the
process of adopting and implementing
regulations governing derivatives
markets, including mandatory clearing
of certain
derivatives, margin and reporting
requirements. The ultimate impact of
the regulations remains unclear.
Additional regulation of
derivatives may make derivatives more
costly, limit their availability or
utility, otherwise adversely affect
their performance, or
disrupt markets. For additional
information regarding derivatives, see
"More on Risks of Investing in the
Funds - More on
Principal Risks: Derivatives" in this
prospectus. In addition, the SEC has
proposed a new rule that would
changethe regulation of
the use of derivatives by registered
investment companies, such as the fund.
If the proposed rule, or a different
rule, takes effect, it
could limit the ability of the fund to
invest in derivatives.

Growth Stocks - Returns on growth
stocks may not move in tandem with
returns on other categories of stocks
or the market as a

whole. Growth stocks typically are
particularly sensitive to market
movements because their market prices
tend to reflect future

expectations. When it appears those
expectations may not be met, the prices
of growth securities typically fall.
Growth stocks as a

group may be out of favor and
underperform the overall equity market
for a long period of time, for example,
while the market

favors "value" stocks.

Leveraging - The value of your
investment may be more volatile to the
extent that the fund borrows or uses
derivatives or other

investments, such as ETFs, that have
embedded leverage. Other risks also
will be compounded because leverage
generally

magnifies the effect of a change in the
value of an asset and creates a risk of
loss of value on a larger pool of
assets than the fund

would otherwise have. The use of
leverage is considered to be a
speculative investment practice and may
result in the loss of a

substantial amount, and possibly all,
of the fund's assets. The fund also may
have to sell assets at inopportune
times to satisfy its

obligations or meet segregation
requirements.



Liquidity - The portfolio may make
investments that are illiquid or that
become illiquid after purchase.
Investments may become
illiquid due to the lack of an active
market, a reduced number of traditional
market participants, or reduced
capacity of traditional
market participants to make a market in
securities. The liquidity and value of
investments can deteriorate rapidly and
those
investments may be difficult or
impossible for the portfolio to sell,
particularly during times of market
turmoil. Illiquid
investments canbedifficult to value.
Markets may become illiquid when, for
instance, there are few, if any,
interested buyers or
sellers or when dealers are unwilling
to make a market for certain
securities. As a general matter,
dealers recently have been less
willing to make markets for fixed
income securities. If the portfolio is
forced to sell an illiquid investment
to meet redemption
requests or other cash needs, the
portfolio may be forced to sell at a
loss. The portfolio may not receive its
proceeds from the sale
of securities for an extended period
(for example, several weeks or even
longer).

Preferred Stock - Preferred stock's
right to dividends and liquidation
proceeds is junior to the rights of a
company's debt
securities. The value of preferred
stock may be subject to factors that
affect fixed income and equity
securities, including changes
in interest rates and in a company's
creditworthiness. The value of
preferred stock tends to vary more with
fluctuations in the
underlying common stock and less with
fluctuations in interest rates and
tends to exhibit greater volatility.
Shareholders of
preferred stock may suffer a loss of
value if dividends are not paid and
have limited voting rights.

Warrants and Rights - Warrants and
rights may be considered more
speculative than certain other types of
investments because
they do not entitle a holder to the
dividends or voting rights for the
securities that may be purchased. They
do not represent any
rights in the assets of the issuing
company, and cease to have value if not
exercised prior to the expiration date.

PERFORMANCE:

The fund's new primary benchmark will
be the S&P Developed Property Net Total
Return Index.

The "Average Annual Total Returns"
table included in the "Performance"
section of the Prospectus and Summary
Prospectus will be
deleted in its entirety and replaced
with the following:

Average Annual Total Returns (periods
ended December 31, 2017)

Inception
1 Year 5 Years 10 Years Date
Class I2 11/15/2005
Return before taxes 10.60% 5.37% 3.43%
Return after taxes on distributions
9.25% 4.07% 1.96%
Return after taxes on distributions and
sale of fund shares 6.11% 3.58% 1.99%
S&P Developed Property Net Total Return
Index (reflects no
deduction in fees, expenses or taxes)1
12.18% 7.05% 3.68%
S&P Developed Property Index (reflects
no deduction in fees,
expenses or taxes) 13.23% 7.97% 4.59%
1

Effective November 1, 2018, the S&P
Developed Property Net Total Return
Index became the fund's benchmark in
order to

make more meaningful comparisons of the
fund's performance relative to the
investment strategies it employs. Prior
to that

date, the fund's benchmark was the S&P
Developed Property Index.

The fund's sub-adviser and sub-sub-
advisers will be as follows:

SUB-ADVISER:

BlackRock Investment Management, a
wholly owned and indirect subsidiary of
BlackRock, Inc., has been a registered
investment
adviser since 1988. As of June 30,
2018, BlackRock, Inc. had approximately
$6.3 trillion in total assets under
management.
BlackRock's principal business address
is 1 University Square Drive,
Princeton, NJ 08540.


SUB-SUB-ADVISERS:

BlackRock International and BlackRock
Singapore, each a registered investment
adviser, serve as sub-sub-advisers to
the fund.
BlackRock International is located at
Exchange Place One, 1 Semple Street,
Edinburgh, EH3 8BL, United Kingdom.
BlackRock
Singapore is located at 20 Anson Road,
#18-01, Singapore, 079912. BlackRock
International and BlackRock Singapore
are both
wholly-owned subsidiaries of BlackRock,
Inc. and each serve as sub-sub-advisers
pursuant to a Sub-Sub-Advisory
Agreement
with BlackRock Investment Management.

PORTFOLIO MANAGERS:

The fund's portfolio managers will be
as follows:

Name Sub-Adviser Positions Over Past
Five Years

Mark Howard-Johnson, CFA BlackRock
Investment Management, LLC Portfolio
Manager of the fund since 2018;
Portfolio Manager with BlackRock
Investment Management, LLC since
2012; Global Head of the Global Real
Asset Securities Group.

James Wilkinson BlackRock International
Limited Portfolio Manager of the fund
since 2018;
Portfolio Manager with BlackRock
International Limited since 2013;
Co-Global Chief Investment Officer of
the Global Real Asset Securities Group.

Alastair Gillespie, CFA BlackRock
(Singapore) Limited Portfolio Manager
of the fund since 2018;
Portfolio Manager with BlackRock
(Singapore) Limited since 2013; Co-
Global Chief Investment Officer of the
Global Real Asset Securities Group.

MANAGEMENT FEES:

TAM will receive compensation from the
fund, calculated daily and paid
monthly, at the annual rates (expressed
as a percentage of the
fund's average daily net assets)
indicated below:

First $250 million 0.77%
Over $250 million up to $500 million
0.75%
Over $500 million up to $750 million
0.70%
Over $750 million 0.68%

SUB-ADVISORY FEES:

BlackRock Investment Management will
receive monthly compensation from TAM
at the annual rate of a specified
percentage,
indicated below, of the fund's average
daily net assets:

Fund Sub-Adviser Sub-Advisory Fees

Transamerica Global Real Estate
Securities* BlackRock Investment
Management, LLC 0.34% of the first $250
million
0.32% over $250 million up to $750
million
0.30% in excess of $750 million

The average daily net assets for
purposes of calculating sub-advisory
fees will be determined on a combined
basis with Transamerica
BlackRock Global Real Estate Securities
VP.


Investors Should Retain this Supplement
for Future Reference

August 24, 2018